Segment Reporting - Schedule of Segment Information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Segment Information [Line Items]
Revenue	$ 8,295,755	$ 8,688,208
Less:
Cost of revenue	4,338,415	4,822,856
General and administrative expenses	1,484,017	2,238,769
Income (loss) from operations	(781,907)	(1,190,545)
Other (expense) income
Profit (loss) before income tax expense	870,890	(986,361)
INCOME TAX EXPENSE	(21,963)	(62,432)
Net income (loss)	848,927	(1,048,793)
Depreciation	557,831	392,976
Operating Segment [Member]
Schedule of Segment Information [Line Items]
Revenue	8,295,755	8,688,208
Less:
Cost of revenue	4,338,415	4,822,856
Selling expenses	3,255,230	2,817,128
General and administrative expenses	1,484,017	2,238,769
Income (loss) from operations	(781,907)	(1,190,545)
Other (expense) income
Interest expense, net	(114,031)	(78,343)
Other (expense) income, net	(37,404)	(76,487)
Interest income from long term debt investments	1,804,232	359,014
Profit (loss) before income tax expense	870,890	(986,361)
INCOME TAX EXPENSE	(21,963)	(62,432)
Net income (loss)	848,927	(1,048,793)
Depreciation	557,831	392,976
Capital expenditures	159,331	1,264,661
China [Member]
Other (expense) income
Profit (loss) before income tax expense	177,259	480,596
China [Member] | Operating Segment [Member]
Schedule of Segment Information [Line Items]
Revenue	7,814,323	7,784,323
Less:
Cost of revenue	4,133,438	4,058,570
Selling expenses	3,084,876	2,452,200
General and administrative expenses	712,330	607,647
Income (loss) from operations	(116,321)	665,906
Other (expense) income
Interest expense, net	(110,419)	(74,598)
Other (expense) income, net	(40,620)	(110,713)
Interest income from long term debt investments	444,618
Profit (loss) before income tax expense	177,258	480,595
INCOME TAX EXPENSE	(21,963)	(62,432)
Net income (loss)	155,295	418,163
Depreciation	460,802	281,051
Capital expenditures	159,331	1,260,320
United States and others [Member] | Operating Segment [Member]
Schedule of Segment Information [Line Items]
Revenue	481,432	903,885
Less:
Cost of revenue	204,977	764,286
Selling expenses	170,354	364,928
General and administrative expenses	771,687	1,631,122
Income (loss) from operations	(665,586)	(1,856,451)
Other (expense) income
Interest expense, net	(3,612)	(3,745)
Other (expense) income, net	3,216	34,226
Interest income from long term debt investments	1,359,614	359,014
Profit (loss) before income tax expense	693,632	(1,466,956)
INCOME TAX EXPENSE
Net income (loss)	693,632	(1,466,956)
Depreciation	97,029	111,925
Capital expenditures		$ 4,341